SUPPLEMENT TO THE PROSPECTUS

THE AAL MUTUAL FUNDS
DATED JULY 1, 2002

On page 38 of the prospectus in the Table titled “Annual Fund Operating Expenses, Class A Shares (Expenses deducted from Fund Assets),” the expense line for The AAL Money Market Fund is replaced with the following:

                        Distribution and                       Total Fund
                        Service (12b-1)                         Operating
    Management Fees           Fees         Other Expenses       Expenses
  -------------------- ------------------- ---------------- ------------------
         0.50%               0.125%            0.275%             0.90%
  -------------------- ------------------- ---------------- ------------------

On  page  39 of the  prospectus  in the  Table  titled  "Annual  Fund  Operating
Expenses, Class B Shares (Expenses deducted from Fund Assets)," the expense line for The AAL Money Market Fund is replaced with the following:

  -------------------- ------------------- ---------------- ------------------
    Management Fees     Distribution and   Other Expenses      Total Fund
                        Service (12b-1)                         Operating
                              Fees                              Expenses
  -------------------- ------------------- ---------------- ------------------
         0.50%               0.875%            0.325%             1.70%
  -------------------- ------------------- ---------------- ------------------

Also on page 39, Footnote 2 is replaced with the following:

2 Thrivent Investment Mgt., as adviser to the Fund, voluntarily waives a portion of the maximum management fee for Class A and Class B shares for The AAL Money Market Fund. With this waiver, the actual management fees were 0.425% for both Class A and Class B shares. Thrivent Investment Mgt., as distributor to the Fund, voluntarily waives a portion of the maximum 12b-1 service fee for both Class A and Class B shares. With this waiver, the actual 12b-1 service fees were 0.025% for Class A shares and 0.775% for Class B shares. Actual expenses with the adviser’s fee waivers, “Total Fund Operating Expenses” were 0.72% for Class A shares and 1.52% for Class B shares. These waivers can be terminated at any time.

The Board of Trustees of The AAL Mutual Funds has authorized the termination of the Sub-Advisory Agreement with Janus Capital Management LLC (Janus). Effective September 18, 2002, Janus is no longer the sub-adviser to The AAL Aggressive Growth Fund. Scott Vergin, a portfolio manager with Thrivent Investment Management Inc., will assume the day-to-day investment activities of The AAL Aggressive Growth Fund.

Scott A. Vergin has been the portfolio manager of the LB Growth Portfolio since 1994 and the portfolio manager of the Lutheran Brotherhood Growth Fund since February 2002. Mr. Vergin has been with Thrivent Financial for Lutherans since 1984.